General and Administrative (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 25,799	$ 21,325	$ 20,467
General and Administrative expenses	43,318	38,099	29,727
General and Administrative
Salaries	19,480	17,616	13,112
Depreciation	2,977	2,312	681
Office Expenses	20,861	18,171	15,934
General and Administrative expenses	$ 43,318	$ 38,099	$ 29,727